Derivative Liabilities (Details Narrative) - USD ($)			12 Months Ended
	Oct. 07, 2015	Oct. 07, 2015	Dec. 31, 2016	Dec. 31, 2015
Derivative liabilities			$ 221,822	$ 150,076
Change in derivative liabilities			(26,048)	(20,076)
Change in fair value in excess of convertible notes			12,232	14,748
Change in fair market value of derivative liabilities due to the mark to market adjustment			$ 13,816	$ 5,328
Volatility	232.00%	232.00%
Maturity term			2 years	2 years
Increase in trading fees (monthly)			1.00%	1.00%
Default event, Description			An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.	An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.
Fundamental transaction, Description			A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.
Minimum [Member]
Stock price			$ 0.0435	$ 0.0435
Volatility			145.00%	145.00%
Trading fees (monthly)			$ 556,020	$ 556,020
Maximum [Member]
Stock price			$ 0.0050	$ 0.0050
Volatility			385.00%	385.00%
Trading fees (monthly)			$ 911,155	$ 911,155